Lease liabilities - Schedule of Undiscounted Lease Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	$ 1,491,754	$ 1,914,101
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	664,254	678,051
More than 1 year but less than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	$ 827,500	$ 1,236,050